Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000099780 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000099780 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000099780 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000099780 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000099780 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000099780 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099780 | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000099780 | Mid-America Apartment Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000099780 | Equity Residential
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000099780 | Agree Realty Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000099780 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099780 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000099780 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000099780 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000099780 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000099780 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000099780 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000099780 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000099780 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099780 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099780 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099780 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099780 | United States
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000099780 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000099780 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099780 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099780 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099780 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099780 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099780 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099780 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099780 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099780 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000099780 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099780 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099781 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000099781 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000099781 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000099781 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000099781 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000099781 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099781 | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000099781 | Mid-America Apartment Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000099781 | Equity Residential
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000099781 | Agree Realty Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000099781 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099781 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000099781 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000099781 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000099781 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000099781 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000099781 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000099781 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000099781 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099781 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099781 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099781 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099781 | United States
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000099781 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000099781 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099781 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099781 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099781 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099781 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099781 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099781 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099781 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099781 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000099781 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099781 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176653 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000176653 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000176653 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000176653 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000176653 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000176653 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176653 | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000176653 | Mid-America Apartment Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000176653 | Equity Residential
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000176653 | Agree Realty Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000176653 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176653 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000176653 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000176653 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000176653 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000176653 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000176653 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000176653 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000176653 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176653 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176653 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176653 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000176653 | United States
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000176653 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000176653 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000176653 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000176653 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176653 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176653 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176653 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176653 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176653 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176653 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000176653 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000176653 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099783 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000099783 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000099783 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000099783 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000099783 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000099783 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099783 | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000099783 | Mid-America Apartment Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000099783 | Equity Residential
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000099783 | Agree Realty Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000099783 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099783 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000099783 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000099783 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000099783 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000099783 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000099783 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000099783 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000099783 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099783 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099783 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099783 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099783 | United States
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000099783 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000099783 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099783 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099783 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099783 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099783 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099783 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099783 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099783 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099783 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000099783 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099783 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099784 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000099784 | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000099784 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000099784 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000099784 | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000099784 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099784 | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000099784 | Mid-America Apartment Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000099784 | Equity Residential
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000099784 | Agree Realty Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000099784 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099784 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000099784 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000099784 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000099784 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000099784 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000099784 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000099784 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000099784 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099784 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099784 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099784 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099784 | United States
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000099784 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000099784 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099784 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099784 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099784 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099784 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099784 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099784 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099784 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099784 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000099784 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099784 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%